Other Accounts Receivable	12 Months Ended
Dec. 31, 2023
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Other Accounts Receivable
11)	OTHER ACCOUNTS RECEIVABLE

As of December 31, 2023 and 2022, consolidated other accounts receivable consisted of:

		2023	2022
Advances of income taxes and other refundable taxes	$	472	335
Non-trade accounts receivable 1		102	119
Interest and notes receivable		54	41
Loans to employees and others		16	15
Current portion of assets from valuation of derivative financial instruments		6	25

	$	650	535

1	Non-trade accounts receivable are mainly attributable to the sale of assets.